Putnam
Premier
Income
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Putnam Premier Income Trust's broadly diversified portfolio demonstrated the merits of the fund's strategy in the uncertain global fixed-income markets that prevailed throughout the first half of fiscal 2001. Its diversified strategy across investment-grade, high-yield, and international sectors provided stability as each sector reacted differently to the global environment.

In the following report, David Waldman and the Core Fixed-Income Team discuss the challenging global economic and market environments in which they worked as they pursued the fund's twin objectives of high current income and relative stability of net asset value.

As the team assesses prospects for the fiscal year's second half, it expresses some optimism about prospects for high-yield bonds and will continue to take advantage of opportunities in both international and investment-grade sectors.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 21, 2001

REPORT FROM FUND MANAGEMENT

David L. Waldman
and the Core
Fixed-Income Team

During the six months ended January 31, 2001, world markets experienced significant volatility. Many equity markets posted negative results, while most fixed-income markets achieved positive returns as interest rates fell. Foreign currencies were stable to weaker relative to the U.S. dollar. Putnam Premier Income Trust's strategy allowed the fund to weather the volatile market environment through a diversified approach to fixed-income investing.

Total return for 6 months ended 1/31/01

                 NAV            Market price
-----------------------------------------------------------------------
                2.78%               8.99%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 5.

* PERFORMANCE MARKED BY CHANGING MARKET SENTIMENT

During the period, investors experienced a change in market psychology over a relatively short period. At the beginning of the fund's fiscal year, a more stable market environment had returned on the heels of the Federal Reserve Board's decisions to increase interest rates between mid 1999 and early 2000. Investors also were confident that the U.S. economy could achieve a soft landing. However, the stability was short-lived, as market psychology changed in anticipation of a U.S. and global economic slowdown which not only impacted U.S. markets but was felt worldwide.

The fixed-income market enjoyed positive performance during the period, with investment-grade sectors and emerging markets leading the way. In the international sector, local bond returns were positive as rates fell, although the weakening of foreign currencies limited the performance in terms of U.S. dollars. The high-yield markets continued to underperform because of slowing economic growth and equity market volatility.


[GRAPHIC OMITTED: horizontal bar chart SECTOR ALLOCATIONS]

SECTOR ALLOCATIONS*

High yield               48.5%

U.S. investment
grade                    28.4%

Foreign                  23.3%

Footnote reads:
*Based on market value as of 1/31/01. Holdings will vary over time.


During the final month of your fund's semiannual period, many sectors experienced a dramatic turnaround. The Fed's surprise interest-rate cut on January 3, 2001, and its additional cut at the end of the month demonstrated its resolve to avert a hard economic landing. Investors welcomed the reduction in interest rates, and many of the sectors managed to recoup losses experienced through the end of the 2000 calendar year. Speculation that a U.S. economic soft landing could be achieved in 2001 contributed to the renewed popularity of higher-risk investments such as high-yield corporates and emerging markets.

* INVESTMENT-GRADE SECURITIES REMAINED RELIABLE AS HIGH-YIELDS RECOVERED

Within the investment-grade sector, securities posted positive returns during the period. Thanks to a rally in U.S. interest rates, the fund benefited from the strong price appreciation of investment-grade sectors; the yield of a representative U.S. 10-year Treasury bond fell approximately a full percentage point during the period. Both mortgage and corporate sectors slightly outperformed Treasuries and experienced significantly stronger returns in January 2001. Because of the fund's overweighted position in investment-grade securities, we were able to take advantage of this positive performance.


[GRAPHIC OMITTED: TOP SECTOR HOLDINGS]

TOP SECTOR HOLDINGS*

Top three high-yield holdings

Echostar Broadband Corp. 144A
sr. notes 10 3/8s, 2007

Huntsman ICI Chemicals, Inc.
company guaranty 10 1/8s, 2009

Nextel Communications, Inc. 144A
sr. notes 9 1/2s, 2011

Top three U.S. government holdings

U.S. Treasury Notes 6 1/2s, 2/15/10

U.S. Treasury Notes 5 3/4s, 8/15/10

FNMA Pass-through Certificates
7 1/2s, 6/1/15 to 10/1/15

Top three international holdings

Italy (Government of) bonds 7 1/4s, 2026

Germany (Federal Republic of) bonds
Ser. 132, 4 1/8s, 2004

Hellenic Greece (Republic of) bonds
6 1/2s, 2014

Footnote reads:
These holdings represent 18.4% of the fund's net assets as of 1/31/01. Holdings will vary over time.


High-yield corporates underperformed for most of the fund's fiscal 2000. Several factors, including volatile equity markets, increasing defaults, and slowing economic growth, contributed to a difficult period for high yield securities. Specifically, telecommunications, which tends to be a large sector within the high yield universe, experienced poor performance due to investor uncertainty. Spreads of high-yield securities (the difference between the yields of high-yield corporate securities and Treasury securities of comparable maturity) widened throughout most of the period and then narrowed in January 2001. This allowed the sector to gain back some of its negative performance. Fortunately we kept the fund underweighted in high-yield securities through most of the period, which contributed to performance, but it did not completely escape the negative impact of the telecommunications sector. Towards the end of the period, we increased our high-yield allocation as valuations and fundamentals became favorable.

* DEVELOPED AND EMERGING MARKETS BOLSTERED RETURNS

Within the international sector, emerging markets generated attractive returns because of attractive valuations and supportive economic and political environments. The fund positions in Mexico and Russia contributed to positive performance. Mexican securities benefited from a growing economy while Russia benefited from firm oil prices. The performance of international developed markets benefited from falling interest rates, but was hurt by currency weakness relative to the U.S. dollar. We were able to take advantage of opportunities in Canada, the United Kingdom, and Greece. Our position in Greece has benefited from further integration with Europe.

* OUTLOOK FOR 2001: KEEPING A CLOSE WATCH

While the market continues its bumpy ride, we continue to monitor the fixed-income universe closely and look for positive fundamentals and attractive valuations. With the Fed taking an aggressive stance with regard to the U.S. economy, resolving to avert a hard landing and engineer a more stable economic environment, we believe that a recession is unlikely in the near future. Within the investment-grade market, we will continue to take advantage of opportunities in the mortgage-backed sector.

A full recovery for high-yield bonds may very well be in the cards for the near future, as their recent positive performance and popularity suggest stronger prospects. However, we will monitor the fund's high-yield weighting closely in the short term, should this turn out not to be the case. Within the international marketplace, we continue to take advantage of opportunities in the developed market universe and remain neutral with regard to emerging markets. Although more volatility and uncertainty may be in store, we believe the fund is well positioned to meet the challenges of fiscal 2001.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/01, there is no guarantee the fund will continue to hold these securities in the future. International investments are subject to certain risks, such as currency fluctuations, economic instability, and political developments. While the U.S. government backing of individual securities does not insure your principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. Mortgage-backed securities in the portfolio may be subject to prepayment risk. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds will affect the issuer's ability to pay principal and interest.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Premier Income Trust is designed for investors seeking a high level of current income consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 1/31/01

                             NAV      Market price
--------------------------------------------------
6 months                    2.78%        8.99%
--------------------------------------------------
1 year                      5.89        21.97
--------------------------------------------------
5 years                    26.87        32.85
Annual average              4.88         5.85
--------------------------------------------------
10 years                  126.14       133.44
Annual average              8.50         8.85
--------------------------------------------------
Life of fund
(since 2/29/88)           180.56       145.34
Annual average              8.31         7.19
--------------------------------------------------




COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/01

                                                  Salomon Bros.
                              Lehman Bros.           Non-U.S.           First Boston
                              Government           World Govt.           High Yield          Consumer
                                Index               Bond Index              Index          price index
-------------------------------------------------------------------------------------------------------
6 months                         7.93%                 1.59%                 0.37%             1.68%
-------------------------------------------------------------------------------------------------------
1 year                          14.22                 -0.06                  0.87              3.84
-------------------------------------------------------------------------------------------------------
5 years                         37.49                 10.44                 29.68             13.57
Annual average                   6.57                  2.01                  5.33              2.58
-------------------------------------------------------------------------------------------------------
10 years                       114.14                 84.71                198.15             30.53
Annual average                   7.91                  6.33                 11.54              2.70
-------------------------------------------------------------------------------------------------------
Life of fund (since 2/29/88)   175.66                125.34                207.47             51.47
Annual average                   8.16                  6.49                  9.08              3.27
-------------------------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest in an index.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/01

--------------------------------------------------
Distributions (number)            6
--------------------------------------------------
Income                         $0.318
--------------------------------------------------
Capital gains                    --
--------------------------------------------------
  Total                        $0.318
--------------------------------------------------
Share value:              NAV      Market price
--------------------------------------------------
7/31/00                 $7.19            $6.375
--------------------------------------------------
1/31/01                  7.03             6.610
--------------------------------------------------
Current return (end of period)
--------------------------------------------------
Current dividend rate 1  9.05%             9.62%
--------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 12/31/00 (most recent calendar quarter)

                             NAV      Market price
--------------------------------------------------
6 months                   -0.52%        2.02%
--------------------------------------------------
1 year                      1.74        11.92
--------------------------------------------------
5 years                    24.53        27.00
Annual average              4.48         4.90
--------------------------------------------------
10 years                  122.32       120.65
Annual average              8.32         8.24
--------------------------------------------------
Life of fund
(since 2/29/88)           171.61       125.54
Annual average              8.09         6.54
--------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

First Boston High Yield Index* is an unmanaged list of lower-rated higher-yield U.S. corporate bonds.

Lehman Brothers Government Bond Index* is an unmanaged list of U.S. government and mortgage-backed securities.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Footnote reads:
*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS


These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
January 31, 2001 (Unaudited)

CORPORATE BONDS AND NOTES (49.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
    $       190,000 Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                 $     194,275
            930,000 AOA Holdings LLC sr. notes 10 3/8s, 2006                                                874,200
            969,955 Interact Operating Co. 144A notes 14s, 2003                                              29,099
            585,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         608,400
            420,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                           436,800
          1,150,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                       1,175,875
                                                                                                      -------------
                                                                                                          3,318,649

Aerospace and Defense (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,735,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                    1,457,400
          1,660,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                        1,701,500
            960,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      933,600
          1,180,000 Decrane Aircraft Holdings company guaranty Ser. B, 12s, 2008                          1,109,200
            540,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           572,400
          1,310,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                  1,310,000
            460,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             457,700
          1,630,000 Sequa Corp. sr. notes 9s, 2009                                                        1,658,525
                                                                                                      -------------
                                                                                                          9,200,325

Agriculture (0.3%)
-------------------------------------------------------------------------------------------------------------------
          2,914,545 Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                           2,637,663

Airlines (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,390,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                    1,500,630
          1,430,000 Calair LLC 144A company guaranty 8 1/8s, 2008                                         1,376,375
            250,000 Continental Airlines, Inc. notes 8s, 2005                                               236,420
            110,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                   109,359
            330,000 Northwest Airlines, Inc. company guaranty 8 3/8s, 2004                                  325,532
             30,000 Northwest Airlines, Inc. company guaranty 7 7/8s, 2008                                   28,366
            770,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                  747,524
            780,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                         776,100
                                                                                                      -------------
                                                                                                          5,100,306

Automotive (1.3%)
-------------------------------------------------------------------------------------------------------------------
            460,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                   427,800
          1,070,000 Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                           995,100
            300,000 Collins & Aikman Products, Inc. company guaranty 11 1/2s, 2006                          255,000
          1,380,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                1,162,650
            880,000 Exide Corp. sr. notes 10s, 2005                                                         660,000
            200,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                   48,000
          2,900,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                  754,000
            280,000 Hayes Lemmerz International, Inc. company guaranty Ser. B,
                    8 1/4s, 2008                                                                            182,000
          1,990,000 Hayes Wheels International, Inc. company guaranty 11s, 2006                           1,542,250
          1,970,000 Hayes Wheels International, Inc. company guaranty Ser. B,
                    9 1/8s, 2007                                                                          1,379,000
            180,000 Hayes Wheels International, Inc. 144A sr. sub. notes
                    9 1/8s, 2007                                                                            118,800
            995,000 Lear Corp. sub. notes 9 1/2s, 2006                                                      971,538
            600,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         587,382
            790,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         785,347
          2,590,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                         1,683,500
            740,000 Safety Components International, Inc. sr. sub. notes Ser. B,
                    10 1/8s, 2007 (In default)(NON)                                                         297,850
            490,000 Tenneco, Inc. company guaranty 11 5/8s, 2009                                            267,050
          1,270,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                  381,000
                                                                                                      -------------
                                                                                                         12,498,267

Banking (1.2%)
-------------------------------------------------------------------------------------------------------------------
            495,000 Bangko Sentral NG Pilipinas bonds 8.6s, 2027 (Philippines)                              331,650
            250,000 Bank United Corp. notes 8 7/8s, 2007                                                    258,463
            860,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   851,400
            850,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                   806,074
            110,000 Dime Capital Trust I bonds Ser. A, 9.33s, 2027                                          104,456
          1,650,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                1,598,751
          2,310,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                     2,344,650
            930,000 Local Financial Corp. sr. notes 11s, 2004                                               930,000
            165,000 North Fork Capital Trust I company guaranty 8.7s, 2026                                  159,098
            115,000 Peoples Heritage Capital Trust company guaranty Ser. B,
                    9.06s, 2027                                                                             119,024
            715,000 Provident Capital Trust company guaranty 8.6s, 2026                                     623,523
            410,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                             260,674
          2,980,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       3,114,100
            585,000 Sovereign Capital Trust company guaranty 9s, 2027                                       411,910
            505,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                          441,345
                                                                                                      -------------
                                                                                                         12,355,118

Beverage (0.1%)
-------------------------------------------------------------------------------------------------------------------
            420,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                414,750

Broadcasting (3.7%)
-------------------------------------------------------------------------------------------------------------------
          1,440,000 Acme Television 144A sr. disc. notes stepped-coupon zero %
                    (10 7/8s, 9/30/00), 2004 (STP)                                                        1,353,600
            680,000 Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                                            668,100
            910,000 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                         1,003,275
          1,160,000 Benedek Communications Corp. sr. disc. notes stepped-coupon
                    zero % (13 1/4s, 5/15/01), 2006 (STP)                                                   870,000
            760,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                        763,739
            420,000 Central European Media Enterprises, Ltd. sr. notes 9 3/8s,
                    2004 (Bermuda)                                                                          118,650
          2,040,000 Chancellor Media Corp. company guaranty 8s, 2008                                      2,078,250
            559,390 Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                 587,360
          2,986,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                  1,134,680
          6,790,000 Echostar Broadband Corp. 144A sr. notes 10 3/8s, 2007                                 7,146,475
          1,580,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             1,623,450
          1,000,000 Emmis Broadcasting Corp. bank term loan, FRN 9.246s, 2009                             1,003,750
            920,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                   802,700
          1,390,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                     1,417,800
            480,000 Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                         499,200
            790,000 Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                               805,800
            900,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  627,750
            345,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                          86,250
          2,200,000 Lin Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                             1,738,000
            280,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      274,400
            830,000 News America, Inc. sr. notes 6 5/8s, 2008                                               795,431
            450,000 Paxson Communications Corp. 144A sr. sub. notes 11 5/8s, 2002                           456,750
             50,000 Pegasus Communications Corp. sr. notes 12 1/2s, 2007                                     53,000
            360,000 Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                              381,600
          4,096,000 PHI Holdings, Inc. sr. sub. notes zero %, 2001                                        3,966,566
          1,010,000 Radio One, Inc. company guaranty stepped-coupon Ser. B,
                    7s (12s, 5/15/01), 2004 (STP)                                                         1,055,450
            130,000 RCN Corp. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 10/15/02), 2007 (STP)                                                          48,750
            680,000 RCN Corp. sr. notes 10 1/8s, 2010                                                       380,800
            400,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                             128,000
            370,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                351,500
            640,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                              601,600
            260,000 Spanish Broadcasting System, Inc. sr. sub. notes 9 5/8s, 2009                           239,200
          2,070,000 TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                               2,038,950
            800,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                  544,000
          1,460,000 Young Broadcasting Inc. 144A sr. sub notes 10 1/8s, 2005                              1,481,900
                                                                                                      -------------
                                                                                                         37,126,726

Building Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------
          2,050,000 American Standard, Inc. company guaranty 7 5/8s, 2010                                 1,983,375
            100,000 American Standard, Inc. company guaranty 7 1/8s, 2003                                    98,000
            390,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                           331,500
            860,000 Building Materials Corp. company guaranty 8s, 2008                                      335,400
          1,420,000 Dayton Superior Corp. company guaranty 13s, 2009                                      1,416,450
            690,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                          669,300
                                                                                                      -------------
                                                                                                          4,834,025

Cable Television (3.2%)
-------------------------------------------------------------------------------------------------------------------
          1,880,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                 1,978,700
          1,630,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                          1,621,850
            530,000 Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                            492,900
            320,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                    288,000
            860,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     799,800
          1,490,000 Charter Communications Holdings LLC 144A sr. disc. notes
                    stepped-coupon zero % (13 1/2s, 1/15/06), 2011 (STP)                                    901,450
            710,000 Charter Communications Holdings LLC 144A sr. notes
                    11 1/8s, 2011                                                                           749,050
            680,000 Charter Communications Holdings LLC sr. notes 10s, 2009                                 700,400
          1,270,000 Charter Communications Holdings LLC sr. disc. notes
                    stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                       850,900
          2,900,000 Charter Communications Holdings LLC sr. notes 8 5/8s, 2009                            2,798,500
            440,000 Charter Communications Holdings LLC sr. notes 8 1/4s, 2007                              424,600
          2,335,000 Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                    (10 3/4s, 11/15/00), 2007 (Bermuda) (STP)                                             2,194,900
          2,015,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                         2,156,050
            290,000 CSC Holdings, Inc. deb. 7 5/8s, 2018                                                    275,921
          2,565,000 Diamond Cable Communication Co. sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                                                1,923,750
          2,040,000 Insight Midwest LP/Insight Capital, Inc. 144A sr. notes
                    10 1/2s, 2010                                                                         2,182,800
          1,049,000 International Cabletel, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/2s, 2/1/01), 2006 (STP)                                                  1,007,040
          1,130,000 Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
                    9 1/2s, 2013                                                                          1,138,475
          1,760,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                              1,707,200
          1,520,000 NTL, Inc. sr. notes Ser. A, 12 3/4s, 2005                                             1,352,800
            330,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                   356,400
            170,000 Rogers Cablesystems, Ltd. notes 11s, 2015 (Canada)                                      192,100
            930,000 Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                    (Argentina) (In default) (NON)                                                          306,900
            590,000 TeleWest Communications PLC sr. disc. notes stepped-coupon
                    zero % (11 3/8s, 2/1/05), 2010 (United Kingdom) (STP)                                   324,500
            570,000 TeleWest Communications PLC 144A sr. notes 11 1/4s, 2008
                    (United Kingdom)                                                                        570,000
            700,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                        677,250
            540,000 TeleWest Communications PLC structured note (issued by
                    DLJ International Capital) 10 7/8s, 2005 (United Kingdom)                               504,684
             80,000 TeleWest Communications PLC sr. notes 9 7/8s, 2010
                    (United Kingdom)                                                                         75,200
            300,000 TeleWest Communications PLC deb. 9 5/8s, 2006
                    (United Kingdom)                                                                        288,000
            960,000 TeleWest Communications PLC sr. disc. notes stepped-coupon
                    zero % (9 1/4s, 4/15/04), 2009 (United Kingdom) (STP)                                   559,200
          2,420,000 United Pan-Europe N.V. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                             943,800
            350,000 United Pan-Europe N.V. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                             133,000
            380,000 United Pan-Europe N.V. sr. notes 11 1/4s, 2010 (Netherlands)                            296,400
          1,180,000 United Pan-Europe N.V. 144A bonds 10 7/8s,
                    2009 (Netherlands)                                                                      908,600
            780,000 United Pan-Europe N.V. 144A sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                      296,400
                                                                                                      -------------
                                                                                                         31,977,520

Chemicals (1.9%)
-------------------------------------------------------------------------------------------------------------------
          2,490,000 Arco Chemical Co. deb. 9.8s, 2020                                                     2,340,600
          1,040,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                              894,400
            220,000 Hercules, Inc. 144A company guaranty 11 1/8s, 2007                                      210,100
          5,525,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                           5,663,125
          1,130,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                     1,028,300
            180,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                           158,400
            975,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                              994,500
          1,830,000 Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                 1,866,600
            290,000 PCI Chemicals & Pharmaceuticals company guaranty 9 1/4s,
                    2007 (India)                                                                             87,000
          2,345,000 Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                      726,950
            520,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                   390,000
            470,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                               340,750
          1,364,000 Polytama International notes 11 1/4s, 2007 (Indonesia)                                   68,200
          1,210,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             895,400
            670,000 Scotts Co. (The) company guaranty 8 5/8s, 2009                                          676,700
          1,085,000 Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                    zero % (13 1/2s, 8/15/01), 2008 (STP)                                                   162,750
            950,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006                         926,250
            720,000 Sterling Chemicals, Inc. sr. sub. notes 11 3/4s, 2006                                   424,800
            330,000 Sterling Chemicals, Inc. sr. sub. notes Ser. A, 11 1/4s, 2007                           188,100
            280,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                          217,000
            940,000 Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                           768,450
                                                                                                      -------------
                                                                                                         19,028,375

Coal (0.1%)
-------------------------------------------------------------------------------------------------------------------
            728,450 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                     276,811
          1,760,000 Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005
                    (In default) (NON)                                                                      123,200
                                                                                                      -------------
                                                                                                            400,011

Commercial and Consumer Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
          2,150,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                        2,225,250
            855,000 GS Superhighway Holdings sr. notes 10 1/4s, 2007 (China)                                615,600
            510,000 GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                 377,400
          1,000,000 Travel Centers of America Corp. bank term loan, FRN
                    10.01s, 2007                                                                          1,007,500
                                                                                                      -------------
                                                                                                          4,225,750

Communications Equipment (--%)
-------------------------------------------------------------------------------------------------------------------
            420,000 Telex Communications, Inc. 144A company guaranty
                    10 1/2s, 2007                                                                           227,325

Components (0.1%)
-------------------------------------------------------------------------------------------------------------------
            710,000 Seagate Technology, Inc. 144A company guaranty 12 1/2s,
                    2007 (Cayman Islands)                                                                   702,900

Construction (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,950,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                           1,608,750
          1,690,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010                                       1,554,800
                                                                                                      -------------
                                                                                                          3,163,550

Consumer (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,020,000 Derby Cycle Corp. (The) sr. notes 10s, 2008                                             286,875
            760,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008                                          108,379
          1,300,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                             468,000
          1,600,000 Jostens, Inc. sr. sub notes 12 3/4s, 2010                                             1,632,000
          1,390,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          1,056,400
          1,000,000 Sealy Mattress Co. company guaranty stepped-coupon Ser. B,
                    zero % (10 7/8s, 12/15/02), 2007 (STP)                                                  835,000
            450,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  468,000
                                                                                                      -------------
                                                                                                          4,854,654

Consumer Finance (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,015,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                            507,500
            810,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                      486,000
            980,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                    916,300
          1,030,000 Contifinancial Corp. sr. notes 8 3/8s, 2003 (In default) (NON)                          159,650
          1,510,000 Contifinancial Corp. sr. notes 8 1/8s, 2008 (In default) (NON)                          234,050
          1,150,000 Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)                          178,250
          1,885,000 Delta Financial Corp. company guaranty 9 1/2s, 2004                                     716,300
            550,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                 165,000
            790,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                            632,000
                                                                                                      -------------
                                                                                                          3,995,050

Consumer Goods (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,910,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                          1,814,500
          1,150,000 Doane Pet Care Corp. sr. sub. deb. 9 3/4s, 2007                                         989,000
            860,000 Elizabeth Arden, Inc. 144A notes 11 3/4s, 2011                                          894,400
            320,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                          312,000
            840,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007                                      166,950
          2,370,000 Playtex Products, Inc. sr. sub notes 9s, 2003                                         2,322,600
            190,000 Playtex Products, Inc. 144A company guaranty Ser. B,
                    8 7/8s, 2004                                                                            186,200
            350,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         259,000
                                                                                                      -------------
                                                                                                          6,944,650

Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            795,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                       806,925
          2,400,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                       2,316,000
                                                                                                      -------------
                                                                                                          3,122,925

Consumer Staples (--%)
-------------------------------------------------------------------------------------------------------------------
            790,000 Doskcil Manufacturing Co sr. sub. notes 10 1/8s, 2007                                   197,500

Containers (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,530,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                      1,415,250
            570,000 Huntsman Packaging Corp. company guaranty 13s, 2010                                     356,250
            880,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               686,400
            670,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                              546,050
            650,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                               552,500
            460,000 Stone Container Corp. 144A company guaranty 11 1/2s,
                    2006 (Canada)                                                                           471,500
          2,100,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               1,974,000
            510,000 U.S. Can Corp. 144A sr. sub. notes 12 3/8s, 2010                                        530,400
                                                                                                      -------------
                                                                                                          6,532,350

Electric Utilities (0.6%)
-------------------------------------------------------------------------------------------------------------------
            991,000 AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                728,385
            310,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                 288,703
          2,640,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                       2,534,400
            775,917 Luannan Energy Co. sec. notes 12 1/4s, 2002
                    (Cayman Islands) (FWC/WIS)                                                              387,958
            806,228 Northeast Utilities System notes Ser. A, 8.58s, 2006                                    825,480
            265,067 Northeast Utilities System notes Ser. B, 8.38s, 2005                                    271,057
            992,500 TNP Enterprises, Inc. 9.04s, 2005                                                       996,842
                                                                                                      -------------
                                                                                                          6,032,825

Energy (0.7%)
-------------------------------------------------------------------------------------------------------------------
            250,000 Compagnie Generale de Geophysique SA 144A sr. notes
                    10 5/8s, 2007 (France)                                                                  263,125
            560,000 Grant Prideco, Inc. 144A sr. notes 9 5/8s, 2007                                         590,100
          1,530,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                           1,568,250
          1,010,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 1,047,875
            530,000 RBF Finance Co. company guaranty 11 3/8s, 2009                                          638,650
          2,550,000 RBF Finance Co. company guaranty 11s, 2006                                            3,072,750
                                                                                                      -------------
                                                                                                          7,180,750

Entertainment (0.6%)
-------------------------------------------------------------------------------------------------------------------
            280,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                     207,200
          1,805,000 Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                               1,353,750
            390,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              394,875
          2,300,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                            2,323,000
          2,300,000 Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008 (In default) (NON)                      138,000
          1,030,000 Regal Cinemas, Inc. sr. sub. notes 8 7/8s, 2010 (In default) (NON)                      103,000
          1,120,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                     89,600
          1,240,000 Six Flags, Inc. company guaranty 8 7/8s, 2006                                         1,255,500
            420,000 Six Flags, Inc. 144A sr. notes 9 1/2s, 2009                                             422,625
            859,000 United Artists Theatre 144A notes 10.415s, 2007 (In default) (NON)                       18,254
          2,459,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008
                    (In default) (NON)                                                                       52,254
                                                                                                      -------------
                                                                                                          6,358,058

Financial (0.7%)
-------------------------------------------------------------------------------------------------------------------
            125,000 Advanta Corp. 144A company guaranty Ser. B, 8.99s, 2026                                  71,875
          2,000,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                        1,965,880
            600,000 Advanta Corp. med. term notes Ser. D, 6.92s, 2002                                       593,442
          1,005,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                       572,850
            200,000 Finova Capital Corp. sr. notes 7 5/8s, 2009                                             149,000
            675,000 Imperial Credit Capital Trust I 144A company guaranty
                    10 1/4s, 2002                                                                           351,000
            510,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                    306,000
            815,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                  733,500
            680,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                               584,800
          1,030,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         952,750
            880,000 Superior Financial 144A sr. notes 8.65s, 2003                                           875,123
                                                                                                      -------------
                                                                                                          7,156,220

Food (0.4%)
-------------------------------------------------------------------------------------------------------------------
            710,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004                                    376,300
            420,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                  302,400
            965,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             694,800
            560,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                284,200
            900,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                        855,000
          1,570,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                  1,130,400
          1,220,000 Vlasic Foods Intl., Inc. sr. sub. notes Ser. B, 10 1/4s, 2009                           268,400
                                                                                                      -------------
                                                                                                          3,911,500

Gaming & Lottery (3.0%)
-------------------------------------------------------------------------------------------------------------------
            710,000 Anchor Gaming company guaranty 9 7/8s, 2008                                             743,725
          2,150,000 Autotote Corp. 144A company guaranty 12 1/2s, 2010                                    2,021,000
          2,300,000 Autotote Corp. bank term loan FRN 7.195s, 2007                                        2,185,000
          1,892,549 Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                    2004 (In default) (NON)                                                               1,135,530
            770,000 Harrah's Entertainment, Inc. company guaranty 7 7/8s, 2005                              766,150
            480,000 Harrah's Entertainment, Inc. company guaranty 7 1/2s, 2009                              467,890
          1,290,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                 1,357,725
            970,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                              960,300
          1,010,000 International Game Technology 144A sr. notes 8 3/8s, 2009                             1,025,150
          2,300,000 International Game Technology sr. notes 7 7/8s, 2004                                  2,328,750
            540,000 Isle of Capri Black Hawk LLC 144A 1st mtge. Ser. B, 13s, 2004                           588,600
            930,000 Isle of Capri Casinos company guaranty 8 3/4s, 2009                                     818,400
          1,270,000 Mandalay Resort Group sr. sub notes Ser. B, 10 1/4s, 2007                             1,301,750
          2,020,000 MGM Mirage company guaranty 8 3/8s, 2011                                              2,004,850
          1,170,000 Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                              1,172,925
            380,000 Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                     380,000
            130,000 Park Place Entertainment Corp. sr. sub. notes 9 3/8s, 2007                              135,200
          1,700,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                            1,734,000
            410,000 Station Casinos, Inc. sr. sub notes 9 7/8s, 2010                                        426,400
          3,380,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                    2,264,600
          1,810,000 Trump Castle Funding, Inc. 144A sr. sub. notes 11 3/4s, 2003                          1,429,900
          3,200,000 Trump Castle Funding, Inc. 144A sub. notes 10 1/4s, 2003                              3,240,000
          1,000,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                  1,040,000
                                                                                                      -------------
                                                                                                         29,527,845

Health Care (1.7%)
-------------------------------------------------------------------------------------------------------------------
            930,000 ALARIS Medical Systems, Inc. 144A company guaranty
                    9 3/4s, 2006                                                                            446,400
            450,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                         482,625
          1,270,000 Conmed Corp. company guaranty 9s, 2008                                                1,143,000
            750,000 HCA-The Healthcare Co. med. term notes 7.69s, 2025                                      671,250
            520,000 HCA-The Healthcare Co. notes 8 3/4s, 2010                                               547,300
            350,000 HCA-The Healthcare Co. notes 8.36s, 2024                                                331,625
          1,060,000 HCA-The Healthcare Co. deb. 7.19s, 2015                                                 954,000
          1,530,000 HCA-The Healthcare Co. notes 7s, 2007                                                 1,466,888
          1,590,000 HCA-The Healthcare Corp. med. term notes 6.63s, 2045                                  1,564,735
            805,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                            716,450
            940,000 Lifepoint Hospital Holdings company guaranty Ser. B,
                    10 3/4s, 2009                                                                         1,029,300
          1,330,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                1,183,700
          1,070,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                10,700
            940,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                             94
          1,330,000 Paracelsus Healthcare sr. sub. notes 10s, 2006 (In default) (NON)                       527,013
            310,000 Tenet Healthcare Corp. sr. notes Ser. B, 9 1/4s, 2010                                   337,900
          1,503,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                 1,519,909
            120,000 Tenet Healthcare Corp. sr. notes 8s, 2005                                               122,100
            880,000 Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                   875,600
          2,390,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           2,557,300
                                                                                                      -------------
                                                                                                         16,487,889

Homebuilding (1.0%)
-------------------------------------------------------------------------------------------------------------------
            840,000 D.R. Horton, Inc. sr. sub. notes 9 3/4s, 2010                                           844,200
            670,000 D.R. Horton, Inc. company guaranty 8s, 2009                                             644,875
            370,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                              347,800
            410,000 Del Webb Corp. sr. sub. debs 9 3/4s, 2008                                               385,400
            550,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                               500,500
            920,000 K. Hovnanian Enterprises, Inc. 144A company guaranty
                    10 1/2s, 2007                                                                           901,600
          1,790,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                     1,897,400
            720,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                     691,200
            120,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            112,500
            920,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               952,200
            180,000 Ryland Group, Inc. sr. sub. notes 8 1/4s, 2008                                          162,900
            880,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                           906,400
            970,000 Toll Corp. sr. sub notes 8 1/4s, 2011                                                   969,864
            910,000 Toll Corp. company guaranty 8 1/8s, 2009                                                891,800
                                                                                                      -------------
                                                                                                         10,208,639

Industrial (--%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Dana Corp. notes 6 1/4s, 2004                                                           166,649

Lodging/Tourism (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,030,000 Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                     309,000
            660,000 Felcor Lodging company guaranty 9 1/2s, 2008                                            675,715
            640,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                      638,400
          3,910,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            3,822,025
          1,720,000 ITT Corp. notes 6 3/4s, 2005                                                          1,672,906
          1,250,000 Meristar Hospitality Corp. 144A sr. notes 9 1/8s, 2011                                1,264,063
                                                                                                      -------------
                                                                                                          8,382,109

Manufacturing (0.9%)
-------------------------------------------------------------------------------------------------------------------
          3,440,000 Blount, Inc. 144A company guaranty 13s, 2009                                          2,855,200
            262,268 Blount, Inc. 9.315s, 2006                                                               243,910
            775,000 Continental Global Group sr. notes Ser. B, 11s, 2007                                    232,500
            992,983 Flowserve Corp. bank term loan 9.464s, 2006                                             992,983
          1,860,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                        1,953,000
          2,160,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                2,073,600
            575,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                517,500
                                                                                                      -------------
                                                                                                          8,868,693

Medical Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          200,450
          1,260,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s,
                    2007 (In default) (NON)                                                                  11,025
            620,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s,
                    2008 (In default) (NON)                                                                   5,425
            510,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                    Ser. B, zero % (10 1/2s, 11/1/02), 2007 (In default) (STP)                                5,100
          2,500,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B, 9 1/2s,
                    2007 (In default) (NON)                                                                  25,000
          2,690,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                         134,500
            190,000 Service Corp. International debs. 7 7/8s, 2013                                          114,950
            120,000 Service Corp. International notes 7.7s, 2009                                             75,000
          1,130,000 Service Corp. International notes 6s, 2005                                              734,500
          1,345,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                    (In default) (NON)                                                                       13,450
          1,080,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008
                    (In default) (NON)                                                                       21,600
                                                                                                      -------------
                                                                                                          1,341,000

Medical Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,780,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                              498,400

Metals (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,490,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          2,197,425
          1,710,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                         1,316,700
             80,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                            68,800
             40,000 Kaiser Aluminum & Chemical Corp. sr. notes 9 7/8s, 2002                                  38,900
          1,680,000 LTV Corp. company guaranty 11 3/4s, 2009                                                193,200
          1,760,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                     299,200
            406,000 Oregon Steel Mills 1st mortgage 11s, 2003                                               292,320
            600,000 P&L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                            615,000
                  1 UCAR Global 8.663s, 2008                                                                      1
            730,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             569,400
            100,000 Weirton Steel Co. 144A sr. notes 10 3/4s, 2005                                           28,000
          1,290,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007
                    (In default)(NON)                                                                        38,700
            690,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       414,000
                                                                                                      -------------
                                                                                                          6,071,646

Oil & Gas (1.8%)
-------------------------------------------------------------------------------------------------------------------
          1,800,000 Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                          1,827,000
            570,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                               535,800
            420,000 Chesapeake Energy Corp. company guaranty Ser. B,
                    9 5/8s, 2005                                                                            430,500
            470,000 Giant Industries Corp. company guaranty 9s, 2007                                        437,100
            150,000 Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s,
                    2005 (Canada)                                                                           161,250
          1,120,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                      1,136,800
            800,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              844,000
          1,430,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                  1,451,450
          1,020,000 Nuevo Energy Co. 144A sr. sub. notes 9 3/8s, 2010                                     1,009,800
          1,370,000 Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                              1,467,037
            930,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                995,788
          2,540,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                           2,749,550
            120,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                118,800
            420,000 Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                     92,400
            810,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                            854,615
            310,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        308,450
          1,020,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007 (Cayman Islands)                           1,040,400
          1,590,000 Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                         1,721,175
            430,000 Vintage Petroleum sr. sub. notes 9s, 2005                                               438,600
                                                                                                      -------------
                                                                                                         17,620,515

Paper & Forest Products (2.4%)
-------------------------------------------------------------------------------------------------------------------
            650,000 Abitibi-Consolidated, Inc. deb. 8.85s, 2030 (Canada)                                    692,452
          1,280,000 Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)                                 1,360,870
          1,600,000 App China Group Ltd. 144A sr. disc. notes 14s, 2010 (Bermuda)                           432,000
          1,505,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon zero %
                    (12s, 2/15/04), 2049 (Indonesia) (STP)                                                   90,300
            526,000 Doman Industries, Ltd. company guaranty 12s, 2004 (Canada)                              531,260
          1,505,000 Doman Industries, Ltd. 144A sr. notes 8 3/4s, 2004                                      903,000
          1,860,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              1,776,300
            170,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                  119,000
            250,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                  170,000
          1,295,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                     518,000
          4,250,000 Indah Kiat Financial Mauritius, Ltd. company guaranty 10s,
                    2007 (Indonesia)                                                                      1,147,500
          1,450,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    1,486,250
          2,810,000 Pindo Deli Finance Mauritius, Ltd. 144A company guaranty
                    10 3/4s, 2007 (Indonesia)                                                               702,500
          2,320,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                          2,250,400
            420,000 Riverwood International Corp. company guaranty 10 5/8s, 2007                            432,600
            180,000 Stone Container Corp. sr. notes 12.58s, 2016                                            189,450
             32,000 Stone Container Corp. sr. sub. deb. stepped-coupon 12 1/4s
                    (12 1/4s, 5/12/00), 2002 (STP)                                                           32,120
             90,000 Stone Container Corp. 1st mtge. 10 3/4s, 2002                                            91,125
            838,786 Stone Container Corp. 10.105s, 2006                                                     838,786
          2,650,000 Stone Container Corp. 144A sr. notes 9 3/4s, 2011                                     2,709,625
          4,787,826 Stone Container Corp. 9 3/8s, 2006                                                    4,793,811
            970,000 Stone Container Corp. 144A sr. notes 9 1/4s, 2008                                       986,975
          1,080,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                        1,093,500
                                                                                                      -------------
                                                                                                         23,347,824

Pharmaceuticals (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,240,000 ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                 1,271,000
          1,230,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                 1,254,600
            110,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   112,200
                                                                                                      -------------
                                                                                                          2,637,800

Power Producers (1.4%)
-------------------------------------------------------------------------------------------------------------------
          3,550,000 AES Corp. sr. notes 9 3/8s, 2010                                                      3,709,750
            530,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                   553,850
            230,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                    230,131
          1,050,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                  1,029,757
             30,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                     30,000
          3,150,000 Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                   3,581,771
          1,220,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                   1,314,416
            386,564 Midland Funding II Corp. deb. Ser. C-94, 10.33s, 2002                                   396,580
          1,270,000 Tiverton/Rumford Power Associates, Ltd. 144A pass-through
                    certificates 9s, 2018                                                                 1,274,013
          1,655,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                              1,779,125
                                                                                                      -------------
                                                                                                         13,899,393

Publishing (0.4%)
-------------------------------------------------------------------------------------------------------------------
          2,155,000 Affinity Group Holdings 144A sub. notes 11s, 2007                                     1,745,550
            129,280 Big Flower Holdings bank term loan FRN 9.004s, 2010                                     127,664
            290,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                       269,700
            760,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                               706,800
            770,000 PriMedia, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    746,900
            360,000 PriMedia, Inc. company guaranty 7 5/8s, 2008                                            338,400
                                                                                                      -------------
                                                                                                          3,935,014

Railroads (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,020,000 Kansas City Soutern Railway 144A sr. notes 9 1/2s, 2008                               1,071,000
          1,100,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                         1,045,000
          1,625,000 TFM S.A. de C.V. company guaranty stepped-coupon zero %
                    (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                               1,328,438
                                                                                                      -------------
                                                                                                          3,444,438

Regional Bells (0.1%)
-------------------------------------------------------------------------------------------------------------------
            610,000 Alaska Communications Systems Corp. company guaranty
                    9 3/8s, 2009                                                                            579,500

Restaurants (0.5%)
-------------------------------------------------------------------------------------------------------------------
            480,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   465,600
          1,080,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                     388,800
          1,800,000 Sbarro, Inc. company guaranty 11s, 2009                                               1,872,000
          1,470,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 1,429,105
            830,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                   824,265
                                                                                                      -------------
                                                                                                          4,979,770

Retail (0.9%)
-------------------------------------------------------------------------------------------------------------------
          2,700,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                             1,458,000
          1,460,000 Grupo Elektra S.A. de C.V. sr. notes 12s, 2008 (Mexico)                               1,401,600
            560,000 Iron Age Corp. company guaranty 9 7/8s, 2008                                            380,800
             40,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 5/1/03), 2009 (STP)                                                             4,000
            710,000 K mart Corp. notes 9 3/8s, 2006                                                         710,000
          1,000,000 K mart Corp. notes 8 3/8s, 2004                                                         977,740
            700,000 K mart Corp. pass thru certificates Ser. 95K4, 9.35s, 2020                              568,750
          1,030,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                              916,700
          3,460,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              2,698,800
            190,000 Southland Corp. sr. sub. deb. 5s, 2003                                                  169,864
             80,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                66,800
                                                                                                      -------------
                                                                                                          9,353,054

Semiconductor (0.4%)
-------------------------------------------------------------------------------------------------------------------
            540,000 Amkor Technologies, Inc., structured note (issued by Steers,
                    Credit Linked Trust 2000) 12.58s, 2005                                                  548,100
            590,000 ChipPac Intl., Ltd. company guaranty Ser. B, 12 3/4s, 2009                              560,500
            490,000 Fairchild Semiconductor Corp. 144A sr. sub. notes 10 1/2s, 2009                         494,900
             60,000 Fairchild Semiconductor Corp. company guaranty 10 3/8s, 2007                             60,600
          1,990,000 Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                            1,980,050
                                                                                                      -------------
                                                                                                          3,644,150

Shipping (0.2%)
-------------------------------------------------------------------------------------------------------------------
            500,000 Eletson Holdings 1st pfd. mtge. notes 9 1/4s, 2003 (Greece)                             450,000
            110,000 International Shipholding Corp. sr. notes 9s, 2003                                      110,000
            320,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                        124,800
          1,680,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                               1,428,000
          1,420,000 Pegasus Shipping 144A company guaranty stepped-coupon
                    zero % (14 1/2s, 6/20/03), 2008 (Bermuda) (STP)                                          63,900
                                                                                                      -------------
                                                                                                          2,176,700

Software (--%)
-------------------------------------------------------------------------------------------------------------------
            630,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                     50,400

Specialty Printing (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Perry-Judd company guaranty 10 5/8s, 2007                                               840,000
            316,775 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                               253,420
            370,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                               326,525
                                                                                                      -------------
                                                                                                          1,419,945

Technology (0.9%)
-------------------------------------------------------------------------------------------------------------------
            310,000 Amkor Technologies, Inc. sr. sub. notes 10 1/2s, 2009                                   313,100
          1,110,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                       1,123,875
            670,000 Celestica International, Ltd. 144A sr. sub. notes 10 1/2s,
                    2006 (Canada)                                                                           696,800
            530,000 Colo.com 144A units 13 7/8s, 2010                                                       265,000
          1,540,000 Flextronics International, Ltd. sr. sub. notes 9 7/8s,
                    2010 (Singapore)                                                                      1,632,400
          1,080,000 Flextronics International, Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                   1,096,200
            620,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                               567,300
          1,765,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                          1,412,000
          1,750,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                       1,443,750
            810,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                            680,400
                                                                                                      -------------
                                                                                                          9,230,825

Technology Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
            950,000 Equinix, Inc. sr. notes 13s, 2007                                                       693,500
          2,770,000 Exodus Communications, Inc. sr. notes 11 5/8s, 2010                                   2,721,525
            290,000 Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                278,400
            860,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                     812,700
          2,100,000 Globix Corp. sr. notes 12 1/2s, 2010                                                    966,000
            230,000 PSINet, Inc. sr. notes 11 1/2s, 2008                                                     64,400
          1,660,000 PSINet, Inc. sr. notes 11s, 2009                                                        464,800
            160,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                 44,000
            180,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010                                 46,800
                                                                                                      -------------
                                                                                                          6,092,125

Telecommunications (5.5%)
-------------------------------------------------------------------------------------------------------------------
            160,000 American Mobile Satellite Corp. company guaranty
                    12 1/4s, 2008                                                                            78,400
          2,060,000 American Tower Corp. 144A sr. notes 9 3/8s, 2009                                      2,070,300
            590,000 Arch Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (10 7/8s, 3/15/01), 2008 (STP)                                                   212,400
            810,000 Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                    (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                 429,300
            710,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                  255,600
            570,000 Carrier1 Intl. SA 144A sr. notes Ser. B, 13 1/4s, 2009 (Sweden)                         456,000
          2,400,000 Celcaribe S.A. sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                             1,440,000
            940,000 Covad Communications Group, Inc. sr. notes 12 1/2s, 2009                                357,200
             40,000 Covad Communications Group, Inc. sr. notes Ser. B, 12s, 2010                             13,600
            460,000 Crown Castle International Corp. sr. disc. notes
                    stepped-coupon zero % (11 1/4s, 8/1/04), 2011 (STP)                                     326,600
          1,910,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                              2,043,700
            330,000 Dobson Communications Corp. sr. notes 10 7/8s, 2010                                     341,550
          1,220,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                            1,293,200
          2,270,000 Econophone, Inc. company guaranty 13 1/2s, 2007                                         681,000
            580,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                      17,400
          2,000,000 Firstworld Communication Corp. sr. disc. notes
                    stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                        280,000
            360,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s,
                    2009 (Bermuda)                                                                          365,400
            870,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s,
                    2006 (Bermuda)                                                                          884,138
          1,470,000 Global Crossing Holdings, Ltd. 144A sr. notes 8.7s,
                    2007 (Bermuda)                                                                        1,460,813
            815,000 Grupo Iusacell sr. notes 14 1/4s, 2006 (Mexico)                                         884,275
             80,000 Hermes Europe Railtel 144A sr. notes 11 1/2s,
                    2007 (Netherlands)                                                                       37,600
            160,000 Hermes Europe Railtel sr. notes 10 3/8s, 2009                                            75,200
          1,270,000 Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                     1,219,200
          1,250,000 Intira Corp. bonds stepped-coupon zero %
                    (13s, 8/1/05), 2010 (STP)                                                               437,500
            360,000 Level 3 Communication, Inc. sr. disc. notes stepped-coupon
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                   205,200
            250,000 Level 3 Communication, Inc. sr. notes 11 1/4s, 2010                                     237,500
          2,290,000 Level 3 Communication, Inc. sr. notes 11s, 2008                                       2,221,300
            570,000 Level 3 Communication, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/2s, 12/1/03), 2008 (STP)                                                   359,100
            190,000 Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                      169,575
          1,450,000 Maxcom Telecomunicaciones SA de CV company guaranty
                    Ser. B, 13 3/4s, 2007                                                                   725,000
          1,040,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                       704,600
            310,000 Metrocall, Inc. sr. sub. notes 11s, 2008                                                 74,400
            250,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                             55,000
            260,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                              55,900
          1,580,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                    1,469,400
          1,570,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                            1,460,100
          1,850,000 Millicom International Cellular S.A. sr. disc. notes stepped-
                    coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                              1,618,750
          2,210,000 Nextel International, Inc. 144A sr. notes 12 3/4s, 2010                               1,955,850
          2,010,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       2,200,950
          5,570,000 Nextel Communications, Inc. 144A sr. notes 9 1/2s, 2011                               5,570,000
          1,830,000 Nextel Partners, Inc. sr. notes 11s, 2010                                             1,825,425
            840,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                   436,800
            990,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                   148,500
          1,280,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                           294,400
            250,000 Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)
                    (In default) (NON)                                                                       31,250
          2,330,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 3/15/03), 2008 (STP)                                                            1,398,000
            890,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                         916,700
          1,350,000 Primus Telecommunications Group, Inc. sr. notes Ser. B,
                    9 7/8s, 2008                                                                            567,000
            910,000 Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                  912,275
            810,000 RSL Communications PLC company guaranty 12 7/8s, 2010
                    (United Kingdom)                                                                         24,300
          1,025,000 RSL Communications, Ltd. company guaranty 12 1/4s,
                    2006 (Bermuda)                                                                           30,750
            635,000 RSL Communications PLC company guaranty 9 1/8s, 2008
                    (United Kingdom)                                                                         19,050
          1,040,000 SBA Communications Corp. 144A sr. notes 10 1/4s, 2009                                 1,047,800
          1,190,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 7/8s, 3/15/05) 2010                                                          714,000
            970,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 4/15/04), 2009                                                                620,800
          1,380,000 Startec Global Communications Corp. sr. notes 12s, 2008                                 746,925
             50,000 USA Mobile Communication, Inc. sr. notes 9 1/2s, 2004                                    24,000
          1,490,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                          193,700
          2,070,000 Viatel, Inc. sr. notes 11 1/4s, 2008                                                    600,300
          2,370,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                    2,701,800
          2,000,000 Western Wireless Corp. bank term loan FRN 8.65s, 2008                                 2,005,000
            760,000 Williams Communications Group, Inc. sr. notes 11.7s, 2010                               710,600
            980,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008                               911,400
            870,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                             783,000
            280,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007                               257,600
          1,250,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                      848,438
                                                                                                      -------------
                                                                                                         53,512,814

Telephone (2.8%)
-------------------------------------------------------------------------------------------------------------------
            290,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          188,500
            210,000 Alamosa Delaware, Inc. 144A sr. notes 12 1/2s, 2011                                     213,150
            120,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                    66,300
            510,000 Allegiance Telecom, Inc. 144A sr. notes 12 7/8s, 2008                                   541,875
            600,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (11 3/4s, 2/15/03), 2008 (STP)                                                   468,000
            160,000 Asia Global Crossing 144A ser. notes 13 3/8s, 2010 (Bermuda)                            160,400
            780,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                      429,000
          1,710,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                               342,000
            830,000 CFW Communications Co. sr. notes 13s, 2010                                              605,900
          1,140,000 Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                       1,026,000
          1,535,000 Focal Communications Corp. sr. sub. notes stepped-coupon
                    Ser. B, zero % (12 1/8s, 2/15/03), 2008 (STP)                                           921,000
             80,000 Focal Communications Corp. sr. notes 11 7/8s, 2010                                       69,600
            150,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes 12s, 2007                        111,750
          1,420,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 2/15/03), 2008 (In default) (STP)                                                  71,000
          3,790,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                            189,500
            770,000 Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 1/4s, 3/1/04), 2009 (STP)                                            477,400
             90,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                             81,900
            630,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                          579,600
          4,175,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                    501,000
          1,000,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                           700,000
          1,930,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                   1,428,200
            760,000 McLeodUSA, Inc. sr. notes 11 3/8s, 2009                                                 803,700
            450,000 McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                  436,500
          1,580,000 McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                1,469,400
          1,660,000 Microcell Telecommunications sr. disc. notes stepped-coupon
                    Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                    1,643,400
            380,000 Netia Holdings B.V. 144A company guaranty 10 1/4s,
                    2007 (Poland)                                                                           298,300
            760,000 Netia Holdings B.V. 144A company guaranty stepped-coupon
                    zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                          532,000
          1,420,000 Nextlink Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/4s, 6/1/04), 2009 (STP)                                                    830,700
            190,000 Nextlink Communications, Inc. sr. notes 10 3/4s, 2009                                   175,750
            660,000 RSL Communications PLC 144A 10 1/2s, 2008
                    (United Kingdom)                                                                         19,800
            450,000 Tele1 Europe B.V. sr. notes 13s, 2009 (Netherlands)                                     445,500
          1,060,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                     1,115,650
          1,550,000 Time Warner Telecom, Inc. 144A sr. notes 10 1/8s, 2011                                1,596,500
            730,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                        722,700
            440,000 Transtel S.A. pass thru certificates 12 1/2s, 2007 (In default) (NON)                    83,600
          1,230,000 Tritel PCS, Inc. 144A sr. sub notes 10 3/8s, 2011                                     1,236,150
          1,010,000 Triton PCS, Inc. 144A sr. sub notes 9 3/8s, 2011                                      1,015,050
          2,310,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                       970,200
          1,760,000 US Unwired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                   981,200
            850,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008 (Netherlands)                             680,000
            320,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008 (Netherlands)                             256,000
          5,406,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 4/15/05), 2010 (STP)                                                 2,081,310
            950,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010                                    769,500
            480,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008                                    374,400
            430,000 XO Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9.45s, 4/15/03), 2008 (STP)                                                     268,750
                                                                                                      -------------
                                                                                                         27,978,135

Textiles (1.0%)
-------------------------------------------------------------------------------------------------------------------
            360,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                        237,600
          1,605,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                         1,444,500
          1,160,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                          348,000
          3,060,000 Levi Strauss & Co. 144A sr. notes 11 5/8s, 2008                                       3,182,400
            270,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                  243,000
          2,100,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                        1,617,000
          1,300,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                        1,020,500
            635,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                            590,550
            645,000 William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                        632,100
                                                                                                      -------------
                                                                                                          9,315,650

Tobacco (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,690,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                         1,098,500

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,980,000 Cathay International, Ltd. 144A sr. notes 13s, 2008 (China)                             495,000

Waste Management (0.8%)
-------------------------------------------------------------------------------------------------------------------
          3,595,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                      3,630,950
          1,740,000 Allied Waste Industries, Inc. 144A company guaranty
                    8 7/8s, 2008                                                                          1,770,450
            195,743 Allied Waste Industries, Inc. bank term loan, FRN 8 7/8s, 2006                          198,801
            275,760 Allied Waste Industries, Inc. bank term loan, FRN 8.311s, 2007                          279,086
          2,430,000 Browning-Ferris Industries, Inc. 144A deb. 7.4s, 2035                                 1,895,400
                                                                                                      -------------
                                                                                                          7,774,687

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
            520,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                            507,000
            420,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                            409,500
                                                                                                      -------------
                                                                                                            916,500
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $567,206,499)                               $ 488,553,351

FOREIGN GOVERNMENT BONDS AND NOTES (13.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
USD       3,849,000 Argentina (Republic of) 11 3/4s, 2015                                             $   3,733,530
USD       1,315,000 Argentina (Republic of) notes Ser. XW, 11s, 2005                                      1,301,850
USD       2,696,000 Argentina (Republic of) unsub. 11 3/4s, 2009                                          2,645,585
USD       2,365,000 Brazil (Federal Republic of) bonds 12 3/4s, 2020                                      2,403,550
USD       3,645,000 Brazil (Federal Republic of) bonds 12 1/4s, 2030                                      3,526,538
CAD       3,695,000 Canada (Government of) bonds 6s, 2011                                                 2,570,007
CAD       2,725,000 Canada (Government of) bonds 5 1/2s, 2010                                             1,827,257
CAD       1,405,000 Canada (Government of) bonds Ser. WB60,
                    7 1/4s, 2007                                                                          1,033,017
CAD       5,240,000 Canada (Government of) bonds Ser. WL43,
                    5 3/4s, 2029                                                                          3,504,970
USD       1,385,000 Colombia (Republic of) bonds 11 3/4s, 2020                                            1,230,988
EUR      16,210,000 Germany (Federal Republic of) bonds Ser. 132,
                    4 1/8s, 2004                                                                         14,904,662
EUR       4,920,000 Germany (Federal Republic of) bonds Ser. 98,
                    5 5/8s, 2028                                                                          4,722,783
GRD      12,915,627 Hellenic Greece (Republic of) bonds 6 1/2s, 2014                                     12,981,480
EUR      15,785,000 Italy (Government of) bonds 7 1/4s, 2026                                             17,628,761
EUR       4,950,000 Italy (Government of) sr. unsub. 4 1/4s, 2002                                         4,597,873
USD       1,184,000 Morocco (Kingdom of) floating rate govt. guaranty
                    Ser. A, 7 3/4s, 2009                                                                  1,059,680
NZD      12,305,000 New Zealand (Government of) bonds Ser. 709,
                    7s, 2009                                                                              5,785,379
USD       1,675,000 Philippines (Republic of) bonds 9 7/8s, 2019                                          1,402,813
USD       2,305,000 Philippines (Republic of) notes 10 5/8s, 2025                                         1,982,300
USD       3,665,000 Russia (Federation of) 144A bonds 12 3/4s, 2028                                       3,289,338
USD       2,295,000 Russia (Federation of) unsub. 10s, 2007                                               1,833,246
USD       2,625,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            1,808,100
USD      13,072,500 Russia (Federation of) 144A unsub. 2 1/2s, 2030                                       5,490,450
GBP       4,420,000 United Kingdom Treasury bonds 10s, 2003                                               7,208,452
GBP       5,355,000 United Kingdom 144A Treasury bonds Ser. 85,
                    9 3/4s, 2002                                                                          8,353,948
GBP       4,100,000 United Kingdom Treasury bonds 8 1/2s, 2005                                            6,857,256
USD       2,410,000 United Mexican States bonds 11 3/8s, 2016                                             2,846,933
USD       5,455,000 United Mexican States bonds Ser. XW, 10 3/8s, 2009                                    6,007,592
USD       1,985,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                            1,364,688
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes
                    (cost $129,815,929)                                                               $ 133,903,026
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (13.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (2.5%)
-------------------------------------------------------------------------------------------------------------------
    $       155,484 Federal Home Loan Mortgage Corporation 7 1/2s,
                    March 1, 2026                                                                     $     159,393
                    Federal National Mortgage Association
                    Pass-Through Certificates
         20,247,885 7 1/2s, with due dates from June 1, 2015 to
                    October 1, 2015                                                                      20,840,743
          2,705,000 6s, May 15, 2008                                                                      2,756,990
                    Government National Mortgage Association
                    Pass-Through Certificates
            832,139 8s, December 15, 2022                                                                   869,143
                                                                                                      -------------
                                                                                                         24,626,269

U.S. Treasury Obligations (10.9%)
-------------------------------------------------------------------------------------------------------------------
         10,860,000 U.S. Treasury Bonds 6 1/4s, May 15, 2030                                             11,968,046
                    U.S. Treasury Notes
         55,240,000 6 1/2s, February 15, 2010 (SEG)                                                      60,435,874
         34,320,000 5 3/4s, August 15, 2010                                                              35,837,630
                                                                                                      -------------
                                                                                                        108,241,550
                                                                                                      -------------
                    Total U.S. Government and Agency Obligations
                    (cost $128,982,510)                                                               $ 132,867,819

COLLATERALIZED MORTGAGE OBLIGATIONS (10.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $       80,000 Amresco Commercial Mortgage Funding I 7.64s, 2029                                 $      80,175
          1,780,901 Blackstone Hotel Acquisition Co. sr. mtge. loan 10.26s, 2003                          2,472,919
                    Commercial Mortgage Acceptance Corp.
          2,305,000 Ser. 97-ML1, Class D, 7.053s, 2010                                                    2,245,934
          6,984,879 Ser. 97-ML1, Interest Only (IO), 0.955s, 2017                                           253,475
         76,351,981 Commercial Mortgage Asset Trust Ser. 99-C1, Class X, IO,
                    0.928s, 2020                                                                          4,783,929
          2,685,000 Countrywide Home Loan Ser. 98-3, Class A5, 6 3/4s, 2028                               2,646,823
          4,100,000 Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                    Class A8, 6 1/2s, 2024                                                                4,019,681
                    Criimi Mae Commercial Mortgage Trust
         12,243,000 Ser. 98-C1, Class A2, 7s, 2011                                                       11,632,763
          3,474,000 Ser. 98-C1, Class B, 7s, 2011                                                         3,034,322
         70,275,687 Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                    Class X, IO, 1.233s, 2023                                                             3,502,804
                    Fannie Mae
          1,394,200 Ser. 98-1, Class SA, IO, 10.205s, 2024                                                  589,921
          5,079,856 Ser. 281, Class 2, IO, 9s, 2026                                                       1,065,144
          2,232,276 Ser. 217, Class 2, IO, 8s, 2023                                                         441,209
          2,560,999 Ser. 203, Class 2, IO, 8s, 2023                                                         541,811
          2,692,286 Ser. 251, Class 2, IO, 8s, 2023                                                         569,587
            804,404 Ser. 176, Class 2, IO, 8s, 2022                                                         158,995
             11,838 Ser. 92-15, Class L, IO, 8s, 2022                                                       308,249
          5,696,139 Ser. 254, Class 2, IO, 7.5s, 2024                                                     1,254,931
          5,118,349 Ser. 266, Class2, IO, 7.5s, 2024                                                      1,103,644
         14,235,488 Ser. 218, Class 2, IO, 7.5s, 2023                                                     3,016,144
          7,392,731 Ser. 221, Class 2, IO, 7.5s, 2023                                                     1,561,714
          4,085,135 Ser. 252, Class 2, IO, 7.5s, 2023                                                       897,453
          6,666,732 Ser. 93-251, Class Z, 6 1/2s, 2023                                                    6,252,145
          5,908,754 Ser. 97-91, Class SL, IO, 4.75s, 2023                                                   705,357
            917,660 Ser. 92-124, Class SA, IO, 4.081s, 2022                                                  96,382
          3,538,618 Ser. 218, Class 2, IO, 3.491s, 2023                                                     769,649
          8,213,499 Ser. 98-66, Class SB, IO, 2.436s, 2028                                                  521,044
         14,170,000 Ser. 94-77, Class SB, IO, 1.78s, 2024                                                 1,354,369
         38,211,400 Ser. 00-T6, IO, 0.742s, 2030                                                            800,750
         12,556,000 FFCA Secured Lending Corp. Ser. 00-1, Class X, IO,
                    1.727s, 2020                                                                          1,202,629
                    Freddie Mac
          2,528,278 Ser. 2219, Class SA, 10.49s, 2030                                                     2,531,615
            899,634 Ser. 147, IO, 8s, 2023                                                                  188,923
          1,539,212 Ser. 1717, Class L, 6 1/2s, 2024                                                      1,561,038
          1,914,000 Ser. 44, Class SG, IO, 3.71s, 2023                                                      234,465
          1,575,000 GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                    6 3/4s, 2028                                                                          1,572,953
          2,770,000 General Growth Properties Ala Moana Ser. 99-C1, Class E,
                    7.822s, 2004                                                                          2,770,000
                    General Growth Properties-Homart
            570,000 Ser. 99-C1, Class G, 8.072s, 2003                                                       570,000
            650,000 Ser. 99-C1, Class F, 7.822s, 2003                                                       650,000
                    General Growth Properties-Ivanhoe
            695,000 Ser. 99-C1, Class G, 8.822s, 2004                                                       695,000
          1,198,000 Ser. 99-C1, Class F, 8.072s, 2004                                                     1,198,000
                    Government National Mortgage Association
          3,589,255 Ser. 00-17, Class SB, 12.838s, 2026                                                   4,128,900
          1,785,169 Ser. 99-38, Class SL, 12.588s, 2026                                                   1,838,725
          1,945,072 Ser. 00-11, Class SA, 12.319s, 2021                                                   1,983,973
         10,847,483 Ser. 99-43, Class SJ, IO, 2.118s, 2029                                                 $632,205
          1,834,197 Ser. 98-2, Class EA, Principal Only (PO), zero %, 2028                                1,494,870
          1,470,421 Ser. 99-42, PO, zero %, 2027                                                          1,251,696
          7,365,000 Holmes Financing PLC Ser. 1, Class 2C, 6.789s, 2040                                   7,300,925
                    Merrill Lynch Mortgage Investors, Inc.
          1,615,000 Ser. 1995-C3, Class D, 7.791s, 2025                                                   1,667,235
          1,495,000 Ser. 96-C2, Class E, 6.96s, 2028                                                      1,389,883
          1,610,000 Ser. 98-C2, Class F, 6 1/4s, 2030                                                     1,099,831
         22,330,016 Ser. 96-C2, IO, 1.729s, 2028                                                          1,444,473
          2,424,521 Ser. 98-C2, IO, 1.564s, 2030                                                            161,950
         10,182,249 Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO,
                    1.364s, 2012                                                                            644,345
            261,876 Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                    5.9s, 2023                                                                              261,790
          1,700,000 Residential Mortgage Securities Ser. 8, Class M, 6.879s, 2038                         2,470,774
          1,328,604 Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                   1,333,719
          3,495,000 Starwood Asset Receivables Trust Ser. 00-1, Class E,
                    8.464s, 2005                                                                          3,510,291
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations
                    (cost $104,488,458)                                                               $ 102,471,531

BRADY BONDS (4.2%) (a)
PRINCIPAL AMOUNT
-------------------------------------------------------------------------------------------------------------------
    $    10,670,400 Argentina (Republic of) debs. FRB 7 5/8s, 2005                                    $   9,964,020
          3,620,000 Argentina (Republic of) govt. guaranty 6s, 2023                                       2,597,350
         21,039,872 Brazil (Federal Republic of) bonds 8s, 2014 (POR)                                    17,122,247
          1,220,000 Brazil (Federal Republic of) govt. guaranty Ser. 18YR, FRN,
                    7 11/16s, 2012                                                                          936,350
          1,730,000 Bulgaria (Government of) Ser. A, FRB, 7.063s, 2024                                    1,340,750
            510,000 Bulgaria (Government of) deb. Ser. PDI, FRB, 7.063s, 2011                               395,250
          4,170,000 Bulgaria (Government of) Ser. A, FLIRB, 2 3/4s, 2012                                  3,190,050
            720,000 Peru (Republic of) bonds Ser. PDI, FRB, 4s, 2017                                        472,536
          4,240,000 United Mexican States bonds Ser. W, 6 1/4s, 2019                                      3,890,200
          2,499,975 Venezuela (Republic of) deb. Ser. DL, FRB, 7s, 2007                                   2,118,729
                                                                                                      -------------
                    Total Brady Bonds (cost $38,947,886)                                              $  42,027,482

PREFERRED STOCKS (2.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             34,980 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                             $      34,980
                538 Benedek Communications Corp. 11.50% pfd. (PIK)                                          199,060
             80,020 Brand Scaffold, Inc. $3.63 cum. pfd.                                                  2,960,740
              3,210 CGA Group, Ltd. 144A Ser. A, 13.75% pfd. (PIK)                                           78,640
             39,625 Chevy Chase Capital Corp. Ser. A, $5.19 pfd. (PIK)                                    2,080,313
              3,805 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                                99,881
             10,599 Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                                1,176,489
            340,000 CSBI Capital Trust I 144A company guaranty 11.75% pfd.                                  343,400
             28,137 CSC Holdings, Inc. Ser. M, $11.13 cum. pfd. (PIK)                                     3,095,070
             69,460 Diva Systems Corp. Ser. C, $6.00 pfd.                                                   555,680
             20,000 Doane Products Co. $7.12 pfd.                                                           600,000
              2,510 Dobson Communications Corp. 13.00% pfd.                                               2,334,300
                540 First Republic 144A 10.50% pfd.                                                         456,300
                570 Fresenius Medical Capital Trust II 7.875% pfd. (Germany)                                554,325
             74,000 Golden State Bancorp Ser. A, $2.28 pfd.                                               1,702,000
              1,469 Granite Broadcasting Corp. 144A 12.75% pfd. (PIK)                                       367,250
              1,598 ICG Holdings, Inc. 14.25% pfd. (Canada) (In default) (NON)                               31,960
                815 ICG Holdings, Inc. 144A 14.00% pfd. (Canada) (In default) (PIK)                          16,300
              1,339 Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                             1,151,540
              1,700 Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                            1,683,000
                495 Nextel Communications, Inc. Ser. E, $11.125 pfd. (PIK)                                  435,600
                271 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                    2,506,750
                150 Pegasus Communications Corp. Ser. A, 12.75% cum. pfd.                                   150,000
              1,346 Rural Cellular Corp. 12.25% pfd. (PIK)                                                1,117,180
             31,920 XO Communications, Inc. $7.00 cum. pfd. (PIK)                                         1,260,840
                818 XO Communications, Inc. Ser. E, 13.50% pfd.                                             531,700
                                                                                                      -------------
                    Total Preferred Stocks (cost $30,290,211)                                         $  25,523,298

ASSET-BACKED SECURITIES (1.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Conseco Finance Securitization
    $    10,075,000 Ser. 00-4, Class A6, 8.31s, 2032                                                  $  10,773,953
          1,535,000 Ser. 00-6, Class M2, 8.2s, 2032                                                       1,540,836
          2,961,221 First Plus 144A Ser. 98-A, Class A, 8 1/2s, 2023                                      2,261,633
                                                                                                      -------------
                    Total Asset-Backed Securities (cost $14,555,527)                                  $  14,576,422

CONVERTIBLE BONDS AND NOTES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $      550,000 Amkor Technologies, Inc. cv. sub. notes 5s, 2007                                  $    433,125
          3,080,000 Cybernet Internet Services Intl., Inc. 144A cv. sr. disc. notes
                    stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                                        616,000
            370,000 Davita, Inc. sub. notes 7s, 2009                                                        323,750
          2,600,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                        1,118,000
            800,000 Healthsouth Corp. cv. sub. deb. 3 1/4s, 2003                                            720,000
            400,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                    361,500
          1,000,000 Micron Technology, Inc. cv. 6 1/2s, 2005                                                855,000
          1,340,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                      1,127,275
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $6,710,602)                               $   5,554,650

COMMON STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             44,790 360Networks, Inc. 144A (Canada)                                                   $     537,480
                525 AmeriKing, Inc. (NON)                                                                       525
             45,677 Arch Wireless, Inc. (NON)                                                                52,814
             19,925 Aurora Foods, Inc. (NON)                                                                 95,638
            277,865 Celcaribe S.A. (NON)                                                                     34,733
              2,830 MGC Communications, Inc. (NON)                                                           24,763
                250 Paging Do Brazil Holdings Co., LLC 144A Class B (Brazil) (NON)                                3
              1,186 Premium Holdings 144A                                                                    15,711
              2,502 PSF Holdings LLC Class A (NON)                                                        3,315,786
                124 RSL Communications, Ltd. Class A (NON)                                                       33
                 39 Safety Components International, Inc. (NON)                                                   5
             19,650 Spanish Broadcasting System, Inc. 144A (NON)                                            111,759
             36,750 Specialty Foods Acquisition Corp. (NON)                                                     368
              2,169 Vast Solutions, Inc. Class B1 (NON)                                                       6,507
              2,169 Vast Solutions, Inc. Class B2 (NON)                                                       6,507
              2,169 Vast Solutions, Inc. Class B3 (NON)                                                       6,507
                 74 Waste Management, Inc.                                                                    1,269
                                                                                                      -------------
                    Total Common Stocks (cost $9,775,655)                                             $   4,210,408

UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
          1,520,000 Horizon PCS., Inc. 144A units stepped-coupon zero %
                    (14s, 10/1/05), 2010 (STP)                                                        $     744,800
          1,270,000 iPCS, Inc. units stepped-coupon zero % (14s, 7/15/05), 2010 (STP)                       571,500
            820,000 IWO Holdings, Inc. 144A units 14s, 2011                                                 822,050
            960,000 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   172,800
                                                                                                      -------------
                    Total Units (cost $3,296,983)                                                     $   2,311,150

WARRANTS (0.2%) (a) (NON)                                                                EXPIRATION
NUMBER OF WARRANTS                                                                       DATE                 VALUE
-------------------------------------------------------------------------------------------------------------------
                 16 Anker Coal Group, Inc. 144A                                           10/28/09    $           1
              1,600 Asia Plup & Paper Co., Ltd. 144A                                      3/15/05                16
                810 Bestel S.A. de C.V. (Mexico)                                          5/15/05            81,000
                780 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08            42,900
              6,652 CellNet Data Systems, Inc.                                            10/1/07                 7
              1,420 Dayton Superior Corp.                                                 6/15/09            28,400
                160 Decrane Aircraft Holdings                                             9/30/08                 1
              1,885 Delta Financial Corp.                                                 12/21/10                1
              2,520 Destia Communications, Inc. 144A                                      7/15/07            50,400
              1,715 Diva Systems Corp.                                                    5/15/06           943,250
              8,326 Diva Systems Corp. 144A                                               3/1/08            124,890
              1,090 Epic Resorts Corp.                                                    6/15/05                11
              1,190 Firstworld Communication Corp.                                        4/15/08            17,850
              1,015 Globalstar Telecommunications                                         2/15/04                10
             20,856 ICG Communications                                                    10/15/05           20,856
              1,900 Interact Systems, Inc.                                                8/1/03                 19
              1,900 Interact Systems, Inc. 144A                                           12/15/09               19
              1,140 International Wireless Communications
                    Holdings 144A                                                         8/15/01                 1
             20,653 Intira Corp. Class A                                                  2/1/10                  2
              7,097 Intira Corp. Class B                                                  2/1/10                  1
              1,600 Jostens, Inc.                                                         5/1/10             35,200
              2,175 KMC Telecommunications Holdings, Inc. 144A                            4/15/08             4,350
              2,185 Knology Holdings                                                      10/22/07            4,916
              1,000 Leap Wireless International, Inc. 144A                                4/15/10               250
              1,450 Maxcom Telecomunicaciones SA de CV
                    144A (Mexico)                                                         4/1/07                 15
              3,590 McCaw International, Ltd.                                             4/15/07           107,700
                940 Mediq, Inc. 144A                                                      6/1/09                  9
                160 Motient 144A                                                          4/1/08              1,600
              1,080 Ntelos, Inc.                                                          8/15/10             1,080
                990 Orbital Imaging Corp. 144A                                            3/1/05              8,910
              1,310 Orion Network Systems                                                 1/15/07             3,275
             12,880 Pagemart, Inc. 144A                                                   12/31/03           64,400
              1,600 Paxson Communications Corp. 144A                                      6/30/03             5,600
                570 Pliant Corp. 144A                                                     6/1/10              4,560
              1,100 Railamerica, Inc.                                                     8/15/10            11,000
                810 Raintree Resort Intl., Inc. 144A                                      12/1/04                 8
              1,640 Startec Global Communications Corp.                                   5/15/08             1,066
                680 Sterling Chemicals Holdings                                           8/15/08             1,083
                630 Telehub Communications Corp.                                          7/31/05               315
              2,310 Ubiquitel, Inc. 144A                                                  4/15/10            69,300
              5,820 UIH Australia/Pacific, Inc. 144A                                      5/15/06            17,460
                 50 Versatel Telecom N.V. (Netherlands)                                   5/15/08             8,000
            454,880 Wright Medical Technology, Inc. 144A                                  6/30/03                 1
                800 XM Satellite Radio Holdings, Inc. 144A                                3/15/10            56,000
                                                                                                      -------------
                    Total Warrants (cost $1,799,952)                                                  $   1,715,733

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              4,700 Global Crossing Ltd. 7.00% cv. cum. pfd.                                          $     733,200
              4,750 Global Telesystems Group, Inc. 144A $3.625 cv. pfd.                                       9,500
              1,900 Interact Systems, Inc. 144A 14.00% cv. pfd.                                                  19
              6,800 LTV Corp. (The) 144A $4.13 cv. pfd.                                                       6,800
                 62 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   567,300
                200 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                          50,000
              7,615 XCL, Ltd. 144A 9.50% cv. pfd. (PIK)                                                       3,808
              1,503 XCL, Ltd. 144A Ser. A, 9.50% cv. cum. pfd. (PIK)                                            752
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $2,932,425)                              $   1,371,379

PURCHASED OPTIONS OUTSTANDING (--%)                                                   EXPIRATION DATE/
CONTRACT AMOUNT                                                                         STRIKE PRICE          VALUE
-------------------------------------------------------------------------------------------------------------------
        $16,120,500 USD/EUR Call                                                         Feb-01/0.9   $      97,417

SHORT-TERM INVESTMENTS (2.2%) (a) (cost $21,487,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $21,487,000 Interest in $350,000,000 joint repurchase agreement dated
                    January 31, 2001 with Morgan (J.P.) & Co., Inc. due
                    February 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $21,490,432 for an effective
                    yield of 5.75%                                                                    $  21,487,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,060,289,636) (b)                                       $ 976,670,666
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $990,784,433.

  (b) The aggregate identified cost on a tax basis is $1,064,557,686 resulting in gross unrealized appreciation and depreciation of $34,227,374 and $122,114,394, respectively, or net unrealized depreciation of $87,887,020.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January
      31, 2001.

(FWC/WIS) When-issued securities (Note 1).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at January 31, 2001, which are subject to change based on the terms of the security.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at January 31, 2001:
(as percentage of Market Value)

           Argentina         2.1%
           Bermuda           1.0
           Brazil            2.5
           Bulgaria          1.0
           Canada            2.0
           Caymen Islands    1.0
           Germany           2.0
           Italy             2.3
           Mexico            2.2
           New Zealand       1.0
           Russia            1.3
           United Kingdom    3.0
           United States    73.9
           Other             4.7
                           -----
           Total           100.0%

------------------------------------------------------------------------------
Forward Currency Contracts to Buy at January 31, 2001
(aggregate face value $172,724,546)
                                                                  Unrealized
                                      Aggregate Face  Delivery   Appreciation/
                      Market Value        Value         Date    (Depreciation)
------------------------------------------------------------------------------
Australian Dollar      $17,851,042     $18,041,460     3/21/01   $   (190,418)
British Pounds           8,926,434       8,969,069     3/21/01        (42,635)
Canadian Dollar          8,222,503       8,018,324     3/21/01        204,179
Danish Krone               688,594         655,231     3/21/01         33,363
Euro Dollar             66,371,231      63,836,801     3/21/01      2,534,430
Japanese Yen            65,885,238      69,751,097     3/21/01     (3,865,859)
Swedish Krona            1,050,920       1,043,152     3/21/01          7,768
Swiss Franc              2,498,684       2,409,412     3/21/01         89,272
------------------------------------------------------------------------------
                                                                 $ (1,229,900)
------------------------------------------------------------------------------
Forward Currency Contracts to Sell at January 31, 2001
(aggregate face value $139,973,160)
                                                                  Unrealized
                           Market     Aggregate Face  Delivery   Appreciation/
                           Value          Value         Date    (Depreciation)
------------------------------------------------------------------------------
British Pounds         $ 7,822,804     $ 7,762,965     3/21/01   $    (59,839)
Canadian Dollar          3,721,855       3,661,965     3/21/01        (59,890)
Euro Dollar             72,187,849      69,270,793     3/21/01     (2,917,056)
Japanese Yen            51,595,876      54,006,815     3/21/01      2,410,939
New Zealand Dollar       5,504,324       5,270,622     3/21/01       (233,702)
------------------------------------------------------------------------------
                                                                 $   (859,548)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2001
                                                                   Unrealized
                                    Aggregate Face  Expiration   Appreciation/
                       Total Value        Value         Date    (Depreciation)
------------------------------------------------------------------------------
Euro 3 month (Long)    $ 2,605,763     $ 2,603,359      Jun-02      $    2,404
Euro 3 month (Long)     12,374,050      12,237,715      Sep-01         136,335
Euro 3 month (Short)     2,616,213       2,615,628      Jun-01            (585)
Euro-Euribor
3 month (Long)           1,330,819       1,329,310      Mar-01           1,509
Euro-Euribor
3 month (Long)             221,757         221,261      Sep-02             496
Euro-Euribor
3 month (Long)             222,640         221,575      Sep-01           1,065
Euro-Euribor
3 month (Long)             222,407         221,399      Jun-01           1,008
Euro-Euribor
3 month (Long)             222,268         221,517      Mar-02             751
Euro-Euribor
3 month (Long)             221,977         221,389      Jun-02             588
Euro-Euribor
3 month (Short)          1,107,040       1,104,463      Dec-02          (2,577)
Euro-Euribor
3 month (Short)            442,886         441,925      Mar-03            (961)
Euro-Schatz
2 Yr (Long)              4,492,375       4,472,468      Jun-01          19,907
Euro-Schatz
2 Yr (Short)             5,349,493       5,322,712      Mar-01         (26,781)
GBP Libor
3 month (Long)           1,380,362       1,377,288      Mar-02           3,074
GBP Libor
3 month (Short)          1,379,924       1,375,547      Mar-01          (4,377)
Gilt (Short)             1,690,323       1,662,384      Mar-01         (27,939)
JGB 10 Yr (Long)        25,079,948      24,424,748      Mar-01         655,200
US Treasury Bond
20 Yr (Long)             1,144,688       1,139,922      Mar-01           4,766
US Treasury Bond
20 Yr (Long)             4,058,438       3,934,128      Mar-01         124,310
US Treasury Bond
20 Yr (Short)            3,954,375       3,848,645      Mar-01        (105,730)
US Treasury Note
10 Yr (Long)            36,721,344      36,464,160      Mar-01         257,184
US Treasury Note
5 Yr (Long)             52,359,156      51,317,193      Mar-01       1,041,963
US Treasury Note
5 Yr (Short)             6,766,094       6,663,407      Mar-01        (102,687)
------------------------------------------------------------------------------
                                                                    $1,978,923
------------------------------------------------------------------------------
Swap Contracts outstanding at January 31, 2001
                                          Notional   Termination   Unrealized
                                            Amount      Date      Appreciation
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
International &
Co. CV dated
November 17,
2000, to pay
semiannually the
notional amount
multiplied by the
Libor-BBA and
receive the
notional amount
multiplied by
6.7506%.                                $9,000,000      Nov-05        $402,241
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,060,289,636) (Note 1)                                    $  976,670,666
-------------------------------------------------------------------------------------------
Cash                                                                              1,595,518
-------------------------------------------------------------------------------------------
Foreign currency (cost $526,753)                                                    538,041
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        21,285,845
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   14,158,800
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                    5,321,452
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                  1,227,787
-------------------------------------------------------------------------------------------
Receivable for open swap contracts                                                  402,241
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                     192,130
-------------------------------------------------------------------------------------------
Total assets                                                                  1,021,392,480

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             7,462,684
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 12,520,468
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,666,743
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          153,168
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        37,671
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          3,252
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                       7,410,900
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                     1,290,687
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               62,474
-------------------------------------------------------------------------------------------
Total liabilities                                                                30,608,047
-------------------------------------------------------------------------------------------
Net assets                                                                   $  990,784,433

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,220,796,521
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                       (18,738,956)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                         (127,918,083)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (83,355,049)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $  990,784,433

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($990,784,433 divided by 140,989,259 shares)                $7.03
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended January 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest income                                                                 $46,820,891
-------------------------------------------------------------------------------------------
Dividends                                                                         1,588,323
-------------------------------------------------------------------------------------------
Total investment income                                                          48,409,214

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  3,476,351
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      457,566
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    17,114
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      4,326
-------------------------------------------------------------------------------------------
Other                                                                               124,968
-------------------------------------------------------------------------------------------
Total expenses                                                                    4,080,325
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (28,372)
-------------------------------------------------------------------------------------------
Net expenses                                                                      4,051,953
-------------------------------------------------------------------------------------------
Net investment income                                                            44,357,261
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (17,563,568)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (113,085)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (5,261,364)
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                        379,130
-------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                               (326,176)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts and swap contracts during the period                                      659,052
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (22,226,011)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $22,131,250
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       January 31          July 31
                                                                            2001*             2000
                                                                 ---------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $ 44,357,261   $   88,222,416
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                         (22,558,887)     (31,547,912)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies              332,876      (22,566,530)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   22,131,250       34,107,974
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net investment income                                            (44,833,560)     (91,636,916)
--------------------------------------------------------------------------------------------------
In excess of net investment income                                             --       (2,963,818)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (22,702,310)     (60,492,760)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,013,486,743    1,073,979,503
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $18,738,956 and
$18,262,657, respectively)                                           $990,784,433   $1,013,486,743
--------------------------------------------------------------------------------------------------

Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                     140,989,259      140,989,259
--------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.19        $7.62        $8.71        $8.88        $8.53        $8.46
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .31          .63          .64          .74          .65          .64
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.15)        (.39)        (.99)        (.18)         .38          .09
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .16          .24         (.35)         .56         1.03          .73
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.32)        (.65)        (.62)        (.66)        (.65)        (.65)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.02)          --           --         (.03)        (.01)
------------------------------------------------------------------------------------------------------------------
From net realized gain                    --           --         (.12)        (.07)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.32)        (.67)        (.74)        (.73)        (.68)        (.66)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.03        $7.19        $7.62        $8.71        $8.88        $8.53
------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)                     8.99*       (1.51)       (7.24)        8.06        26.24         7.94
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Market value,
end of period                          $6.61        $6.38        $7.19        $8.50        $8.56        $7.38
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $990,784   $1,013,487   $1,073,980   $1,221,188   $1,245,444   $1,199,854
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .42*         .83          .86          .89          .83          .85
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.51*        8.48         8.05         8.34         7.42         7.43
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                158.30*      133.80       165.79       209.50       262.01       332.00
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment.

(b) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
January 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Premier Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed income securities market.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Any premium resulting from the purchase of corporate bonds is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

Securities purchased or sold on a forward commitment basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than .01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2000, the fund had a capital loss carryover of approximately $84,751,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $39,893,000    July 31, 2007
    44,858,000    July 31, 2008

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets of the fund, 0.65% of the next $500 million, 0.60% of the next $500 million and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended January 31, 2001 the fund's expenses were reduced by $28,372 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,035 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2001, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,020,542,897 and $715,040,607, respectively. Purchases and sales of U.S. government obligations aggregated $439,784,125 and $721,321,825, respectively.

Note 4
Share repurchase program

The Trustees authorized the fund to repurchase up to 7,000,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding. For the six months ended January 31, 2001, the fund did not repurchase any shares. As of January 31, 2001, 511,000 shares have been repurchased since the inception of the program.

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not yet quantified the impact, if any, resulting from the adoption of this principle on the financial statements.



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Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

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The site can be accessed through any of the major online services
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using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

David L.Waldman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


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